Deferred Underwriting Compensation - Additional Information (Details) - Gores Metropoulos, Inc. - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Deferred underwriting compensation	$ 14,000,000	$ 14,000,000
Percentage of deferred underwriting discount	3.50%	3.50%
Deferred underwriting discount if business combination not completed	$ 0	$ 0